Personnel expenses (Tables)	12 Months Ended
Mar. 31, 2018
Personnel expenses
Schedule of personnel expenses

	March 31,
	2016	2017	2018
Salaries, wages and other short term employee benefits	1,382,863	1,392,666	1,981,076
Contributions to defined contribution plans	71,348	77,822	104,958
Expenses related to defined benefit plans	10,494	14,716	26,589
Share based compensation costs	19,370	586,932	729,920
Employee welfare expenses	39,980	43,172	60,297

Total	1,524,055	2,115,308	2,902,840